Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 6.4%
ANZ Group Holdings Ltd.	17,589	$ 322,038
APA Group	7,489	37,099
Aristocrat Leisure Ltd.	3,387	136,981
ASX Ltd.	1,181	48,402
BHP Group Ltd.	30,146	731,437
BlueScope Steel Ltd.	2,583	34,597
Brambles Ltd.	8,393	106,031
CAR Group Ltd.	2,241	44,664
Cochlear Ltd.	396	65,264
Coles Group Ltd.	8,081	98,917
Commonwealth Bank of Australia	9,899	941,334
Computershare Ltd.	3,098	76,363
CSL Ltd.	2,861	450,291
Fortescue Ltd.	10,141	98,155
Goodman Group, REIT	12,143	217,926
GPT Group, REIT	11,245	30,843
Insurance Australia Group Ltd.	14,349	69,801
Lottery Corp. Ltd.	13,015	38,941
Macquarie Group Ltd.	2,149	267,436
Medibank Pvt Ltd.	16,144	45,120
National Australia Bank Ltd.	18,164	390,684
Northern Star Resources Ltd.	6,624	76,475
Origin Energy Ltd.	10,424	68,979
Pro Medicus Ltd.	340	43,036
Qantas Airways Ltd.	4,255	24,258
QBE Insurance Group Ltd.	9,064	125,239
REA Group Ltd.	309	42,872
Reece Ltd.	1,372	13,613
Rio Tinto Ltd.	2,181	158,253
Santos Ltd.	19,610	82,175
Scentre Group, REIT	30,109	63,704
SGH Ltd.	1,197	37,575
Sonic Healthcare Ltd.	2,663	43,239
South32 Ltd.	26,289	52,960
Stockland, REIT	13,691	42,244
Suncorp Group Ltd.	6,530	79,089
Telstra Group Ltd.	23,500	62,082
Transurban Group	18,246	153,680
Treasury Wine Estates Ltd.	4,767	29,228
Vicinity Ltd., REIT	21,282	29,469
Washington H Soul Pattinson & Co. Ltd.	1,383	30,133
Wesfarmers Ltd.	6,735	305,324
Westpac Banking Corp.	20,275	404,029
WiseTech Global Ltd.	1,087	56,054
Woodside Energy Group Ltd.	11,395	165,546
Woolworths Group Ltd.	7,342	136,321
		6,577,901
Austria - 0.2%
Erste Group Bank AG	1,841	127,344
OMV AG	918	47,274
Verbund AG	373	26,397
		201,015
Belgium - 0.8%
Ageas SA	934	55,987
Anheuser-Busch InBev SA	5,337	328,126
	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	118	$ 20,327
Groupe Bruxelles Lambert NV	510	38,056
KBC Group NV	1,380	125,778
Lotus Bakeries NV	2	17,780
Sofina SA	83	21,256
Syensqo SA	418	28,525
UCB SA	756	133,105
		768,940
Chile - 0.1%
Antofagasta PLC	2,402	52,296
China - 0.0% (A)
Yangzijiang Shipbuilding Holdings Ltd.	15,600	27,378
Denmark - 2.4%
AP Moller - Maersk AS, Class A	16	27,408
AP Moller - Maersk AS, Class B	27	46,992
Carlsberg AS, Class B	555	70,251
Coloplast AS, Class B	762	79,921
Danske Bank AS	4,151	135,868
Demant AS (B)	514	17,274
DSV AS	1,224	236,698
Genmab AS (B)	368	71,694
Novo Nordisk AS, Class B	19,060	1,303,290
Novonesis (Novozymes), Class B	2,070	120,529
Orsted AS (B)(C)	985	43,016
Pandora AS	481	73,719
Rockwool AS, B Shares	52	21,554
Tryg AS	2,040	48,528
Vestas Wind Systems AS (B)	6,093	84,294
Zealand Pharma AS (B)	363	27,259
		2,408,295
Finland - 1.0%
Elisa OYJ	832	40,556
Fortum OYJ	2,627	43,018
Kesko OYJ, B Shares	1,611	32,930
Kone OYJ, Class B	2,043	112,724
Metso OYJ	3,595	37,274
Neste OYJ	2,380	22,013
Nokia OYJ	30,164	158,868
Nordea Bank Abp	18,595	237,491
Orion OYJ, Class B	666	39,558
Sampo OYJ, A Shares	14,230	136,368
Stora Enso OYJ, R Shares	3,273	31,016
UPM-Kymmene OYJ	3,220	86,387
Wartsila OYJ Abp	2,912	51,960
		1,030,163
France - 11.2%
Accor SA	1,190	54,270
Aeroports de Paris SA	206	20,971
Air Liquide SA	3,435	652,461
Airbus SE	3,529	621,406
Alstom SA (B)	2,026	44,877
Amundi SA (C)	381	29,850
Arkema SA	356	27,259
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	10,469	$ 447,296
BioMerieux	229	28,306
BNP Paribas SA	6,015	502,730
Bollore SE	4,007	23,475
Bouygues SA	1,114	43,914
Bureau Veritas SA	1,846	56,008
Capgemini SE	907	136,284
Carrefour SA	3,292	47,082
Cie de Saint-Gobain SA	2,650	263,984
Cie Generale des Etablissements Michelin SCA	4,017	141,184
Covivio SA, REIT	336	18,808
Credit Agricole SA	6,423	116,944
Danone SA	3,837	293,474
Dassault Aviation SA	122	40,227
Dassault Systemes SE	4,001	152,329
Edenred SE	1,396	45,365
Eiffage SA	414	48,201
Engie SA	10,962	213,603
EssilorLuxottica SA	1,758	506,600
Eurazeo SE	263	19,477
FDJ UNITED (C)	640	20,138
Gecina SA, REIT	254	23,834
Getlink SE	1,851	31,968
Hermes International SCA	188	494,650
Ipsen SA	208	23,958
Kering SA	448	93,202
Klepierre SA, REIT	1,317	44,082
Legrand SA	1,567	165,951
L'Oreal SA	1,421	528,175
LVMH Moet Hennessy Louis Vuitton SE	1,628	1,008,185
Orange SA	11,211	145,229
Pernod Ricard SA	1,212	119,737
Publicis Groupe SA	1,368	129,069
Renault SA	1,168	59,167
Rexel SA	1,328	35,791
Safran SA	2,129	560,530
Sanofi SA	6,755	747,926
Sartorius Stedim Biotech	166	32,887
Schneider Electric SE	3,249	750,016
Societe Generale SA	4,317	194,757
Sodexo SA	498	31,986
Teleperformance SE	338	33,986
Thales SA	547	145,404
TotalEnergies SE	12,823	826,223
Unibail-Rodamco-Westfield, CDI	4,482	18,685
Unibail-Rodamco-Westfield, REIT (B)	496	41,818
Veolia Environnement SA	4,142	142,451
Vinci SA	2,921	368,222
		11,414,412
Germany - 9.6%
adidas AG	1,022	241,049
Allianz SE	2,284	874,109
BASF SE	5,281	264,730
Bayer AG	5,913	141,746
Bayerische Motoren Werke AG	1,709	137,809
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	600	$ 77,510
Brenntag SE	709	45,956
Commerzbank AG	5,574	127,561
Continental AG	620	43,722
Covestro AG (B)	1,096	70,395
CTS Eventim AG & Co. KGaA	357	35,815
Daimler Truck Holding AG	2,790	113,022
Delivery Hero SE (B)(C)	1,057	25,344
Deutsche Bank AG	10,954	261,112
Deutsche Boerse AG	1,112	328,106
Deutsche Lufthansa AG	3,207	23,367
Deutsche Post AG	5,740	246,437
Deutsche Telekom AG	20,740	765,720
E.ON SE	13,482	203,507
Evonik Industries AG	1,389	30,112
Fresenius Medical Care AG	1,247	62,051
Fresenius SE & Co. KGaA (B)	2,549	108,826
GEA Group AG	906	55,075
Hannover Rueck SE	364	108,493
Heidelberg Materials AG	820	141,350
Henkel AG & Co. KGaA	633	45,605
Infineon Technologies AG	7,706	256,879
Knorr-Bremse AG	446	40,588
LEG Immobilien SE	436	30,819
Mercedes-Benz Group AG	4,318	255,071
Merck KGaA	778	107,060
MTU Aero Engines AG	324	112,581
Muenchener Rueckversicherungs- Gesellschaft AG	791	499,691
Nemetschek SE	355	41,384
Puma SE	604	14,733
Rational AG	28	23,328
Rheinmetall AG	260	372,040
RWE AG	3,805	135,856
SAP SE	6,180	1,655,928
Scout24 SE (C)	429	44,926
Siemens AG	4,497	1,038,565
Siemens Energy AG (B)	3,783	224,264
Siemens Healthineers AG (C)	1,698	91,608
Symrise AG	802	83,147
Talanx AG	397	41,755
Vonovia SE	4,452	119,805
Zalando SE (B)(C)	1,326	45,993
		9,814,550
Hong Kong - 2.0%
AIA Group Ltd.	64,000	484,471
BOC Hong Kong Holdings Ltd.	21,500	87,052
CK Asset Holdings Ltd.	10,915	44,162
CK Hutchison Holdings Ltd.	16,000	90,191
CK Infrastructure Holdings Ltd.	3,500	20,956
CLP Holdings Ltd.	9,500	77,337
Futu Holdings Ltd., ADR	300	30,705
Galaxy Entertainment Group Ltd.	13,000	50,804
Hang Seng Bank Ltd.	4,400	59,923
Henderson Land Development Co. Ltd.	8,531	24,538
HKT Trust & HKT Ltd.	21,000	28,054
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	68,085	$ 58,592
Hong Kong Exchanges & Clearing Ltd.	7,172	319,041
Hong Kong Land Holdings Ltd.	6,600	28,512
Jardine Matheson Holdings Ltd.	900	38,009
Link, REIT	15,651	73,343
MTR Corp. Ltd.	8,687	28,460
Power Assets Holdings Ltd.	8,000	47,908
Prudential PLC	15,794	170,433
Sino Land Co. Ltd.	24,037	24,062
SITC International Holdings Co. Ltd.	8,000	21,744
Sun Hung Kai Properties Ltd.	8,850	84,320
Swire Pacific Ltd., Class A	2,500	22,040
Techtronic Industries Co. Ltd.	8,000	95,874
WH Group Ltd. (C)	50,787	46,633
Wharf Holdings Ltd.	6,000	14,249
Wharf Real Estate Investment Co. Ltd.	10,300	25,010
		2,096,423
Ireland - 0.8%
AerCap Holdings NV	1,100	112,387
AIB Group PLC	12,529	80,927
Bank of Ireland Group PLC	5,816	68,718
DCC PLC	579	38,696
Experian PLC	5,467	253,315
James Hardie Industries PLC, CDI (B)	2,489	59,398
Kerry Group PLC, Class A	896	93,824
Kingspan Group PLC	938	75,770
		783,035
Israel - 0.9%
Azrieli Group Ltd.	257	17,346
Bank Hapoalim BM	7,366	99,891
Bank Leumi Le-Israel BM	9,067	122,102
Check Point Software Technologies Ltd. (B)	550	125,356
CyberArk Software Ltd. (B)	300	101,400
Elbit Systems Ltd.	163	62,510
Global-e Online Ltd. (B)	600	21,390
ICL Group Ltd.	4,748	26,964
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	7,252	50,518
Mizrahi Tefahot Bank Ltd.	958	43,085
Monday.com Ltd. (B)	240	58,358
Nice Ltd. (B)	362	55,878
Nova Ltd. (B)	175	32,490
Teva Pharmaceutical Industries Ltd., ADR (B)	6,815	104,747
Wix.com Ltd. (B)	300	49,014
		971,052
Italy - 2.9%
Amplifon SpA	662	13,439
Banco BPM SpA	7,509	76,412
BPER Banca SpA	5,968	46,847
Davide Campari-Milano NV	3,639	21,390
DiaSorin SpA	114	11,321
Enel SpA	48,248	391,123
Eni SpA	12,764	197,415
Ferrari NV	744	317,733
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	3,554	$ 70,393
Generali	5,547	194,861
Infrastrutture Wireless Italiane SpA (C)	1,939	20,526
Intesa Sanpaolo SpA	89,424	460,861
Leonardo SpA	2,357	114,783
Mediobanca Banca di Credito Finanziario SpA	2,973	55,766
Moncler SpA	1,385	85,312
Nexi SpA (B)(C)	3,399	18,128
Poste Italiane SpA (C)	2,795	49,864
Prysmian SpA	1,658	91,268
Recordati Industria Chimica e Farmaceutica SpA	706	40,007
Snam SpA	11,729	60,813
Telecom Italia SpA (B)	60,710	20,508
Terna - Rete Elettrica Nazionale	8,102	73,220
UniCredit SpA	8,251	463,146
Unipol Assicurazioni SpA	2,036	32,592
		2,927,728
Japan - 21.5%
Advantest Corp.	4,500	200,594
Aeon Co. Ltd.	3,900	97,812
AGC, Inc.	1,200	36,531
Aisin Corp.	3,000	32,769
Ajinomoto Co., Inc.	5,400	106,908
ANA Holdings, Inc.	1,000	18,459
Asahi Group Holdings Ltd.	8,500	108,601
Asahi Kasei Corp.	7,100	49,776
Asics Corp.	3,800	80,589
Astellas Pharma, Inc.	10,900	106,106
Bandai Namco Holdings, Inc.	3,600	120,771
Bridgestone Corp.	3,400	136,588
Canon, Inc.	5,600	174,626
Capcom Co. Ltd.	2,000	49,363
Central Japan Railway Co.	4,500	85,834
Chiba Bank Ltd.	3,500	33,130
Chubu Electric Power Co., Inc.	3,600	39,032
Chugai Pharmaceutical Co. Ltd.	4,000	183,246
Concordia Financial Group Ltd.	6,200	41,162
Dai Nippon Printing Co. Ltd.	2,200	31,322
Daifuku Co. Ltd.	1,900	46,705
Dai-ichi Life Holdings, Inc.	21,600	164,927
Daiichi Sankyo Co. Ltd.	10,500	250,046
Daikin Industries Ltd.	1,600	173,630
Daito Trust Construction Co. Ltd.	300	30,697
Daiwa House Industry Co. Ltd.	3,300	109,146
Daiwa Securities Group, Inc.	7,800	52,519
Denso Corp.	11,400	141,435
Dentsu Group, Inc.	1,200	26,501
Disco Corp.	500	102,111
East Japan Railway Co.	5,300	104,466
Eisai Co. Ltd.	1,600	44,540
ENEOS Holdings, Inc.	16,600	87,548
FANUC Corp.	5,600	152,576
Fast Retailing Co. Ltd.	1,100	327,460
Fuji Electric Co. Ltd.	800	34,200
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
FUJIFILM Holdings Corp.	6,600	$ 126,449
Fujikura Ltd.	1,500	55,552
Fujitsu Ltd.	10,500	208,959
Hankyu Hanshin Holdings, Inc.	1,300	34,979
Hikari Tsushin, Inc.	100	25,809
Hitachi Ltd.	27,500	645,684
Honda Motor Co. Ltd.	26,600	240,719
Hoshizaki Corp.	600	23,225
Hoya Corp.	2,100	237,003
Hulic Co. Ltd.	2,900	27,838
Idemitsu Kosan Co. Ltd.	5,500	38,903
Inpex Corp.	5,300	73,515
Isuzu Motors Ltd.	3,300	44,872
ITOCHU Corp.	7,100	329,603
Japan Airlines Co. Ltd.	700	11,990
Japan Exchange Group, Inc.	5,800	59,687
Japan Post Bank Co. Ltd.	10,700	108,643
Japan Post Holdings Co. Ltd.	11,300	113,310
Japan Post Insurance Co. Ltd.	1,200	24,456
Japan Tobacco, Inc.	7,200	197,900
JFE Holdings, Inc.	3,400	41,740
Kajima Corp.	2,300	47,047
Kansai Electric Power Co., Inc.	5,800	68,834
Kao Corp.	2,800	121,203
Kawasaki Kisen Kaisha Ltd.	2,300	31,262
KDDI Corp.	18,200	287,481
Keyence Corp.	1,200	471,852
Kikkoman Corp.	3,800	36,657
Kirin Holdings Co. Ltd.	4,500	62,353
Kobe Bussan Co. Ltd.	800	18,626
Komatsu Ltd.	5,400	158,129
Konami Group Corp.	600	70,849
Kubota Corp.	5,700	70,437
Kyocera Corp.	7,800	88,101
Kyowa Kirin Co. Ltd.	1,500	21,895
Lasertec Corp.	500	42,975
LY Corp.	17,500	59,258
M3, Inc.	2,600	29,701
Makita Corp.	1,400	46,387
Marubeni Corp.	8,500	136,355
MatsukiyoCocokara & Co.	2,000	31,288
MEIJI Holdings Co. Ltd.	1,400	30,335
Minebea Mitsumi, Inc.	2,100	30,695
Mitsubishi Chemical Group Corp.	7,900	39,038
Mitsubishi Corp.	20,400	360,157
Mitsubishi Electric Corp.	11,200	206,553
Mitsubishi Estate Co. Ltd.	6,400	104,614
Mitsubishi HC Capital, Inc.	5,400	36,593
Mitsubishi Heavy Industries Ltd.	19,000	326,298
Mitsubishi UFJ Financial Group, Inc.	67,800	924,372
Mitsui & Co. Ltd.	15,100	284,684
Mitsui Fudosan Co. Ltd.	15,500	138,804
Mitsui OSK Lines Ltd.	2,000	69,634
Mizuho Financial Group, Inc.	14,200	389,701
MonotaRO Co. Ltd.	1,400	26,153
MS&AD Insurance Group Holdings, Inc.	7,700	167,458
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Murata Manufacturing Co. Ltd.	10,000	$ 154,249
NEC Corp.	7,000	149,105
Nexon Co. Ltd.	2,000	27,393
Nidec Corp.	5,000	83,911
Nintendo Co. Ltd.	6,500	441,855
Nippon Building Fund, Inc., REIT	45	38,223
Nippon Paint Holdings Co. Ltd.	5,600	42,053
Nippon Sanso Holdings Corp.	1,000	30,335
Nippon Steel Corp.	5,800	124,126
Nippon Telegraph & Telephone Corp.	179,300	173,288
Nippon Yusen KK	2,600	85,925
Nissan Motor Co. Ltd. (B)	13,200	33,854
Nissin Foods Holdings Co. Ltd.	1,200	24,492
Nitori Holdings Co. Ltd.	500	48,920
Nitto Denko Corp.	4,300	79,535
Nomura Holdings, Inc.	18,100	111,531
Nomura Research Institute Ltd.	2,200	71,615
NTT Data Group Corp.	3,700	67,026
Obayashi Corp.	3,800	50,693
OBIC Co. Ltd.	2,000	57,666
Olympus Corp.	6,500	85,090
Omron Corp.	1,000	28,237
Ono Pharmaceutical Co. Ltd.	2,000	21,517
Oracle Corp.	200	21,047
Oriental Land Co. Ltd.	6,400	126,213
ORIX Corp.	6,800	141,976
Osaka Gas Co. Ltd.	2,100	47,517
Otsuka Corp.	1,300	28,147
Otsuka Holdings Co. Ltd.	2,600	135,486
Pan Pacific International Holdings Corp.	2,200	60,430
Panasonic Holdings Corp.	13,900	165,820
Rakuten Group, Inc. (B)	8,700	49,912
Recruit Holdings Co. Ltd.	8,300	430,033
Renesas Electronics Corp.	9,900	132,785
Resona Holdings, Inc.	12,600	110,021
Ricoh Co. Ltd.	3,100	32,792
SBI Holdings, Inc.	1,600	43,205
SCREEN Holdings Co. Ltd.	500	32,621
SCSK Corp.	900	22,255
Secom Co. Ltd.	2,500	85,148
Seiko Epson Corp.	1,600	25,633
Sekisui Chemical Co. Ltd.	2,200	37,523
Sekisui House Ltd.	3,500	78,337
Seven & i Holdings Co. Ltd.	13,100	189,700
SG Holdings Co. Ltd.	2,000	19,946
Shimadzu Corp.	1,500	37,468
Shimano, Inc.	400	56,165
Shin-Etsu Chemical Co. Ltd.	10,500	299,619
Shionogi & Co. Ltd.	4,400	66,417
Shiseido Co. Ltd.	2,500	47,412
SMC Corp.	300	107,353
SoftBank Corp.	170,200	237,425
SoftBank Group Corp.	5,700	291,554
Sompo Holdings, Inc.	5,300	161,391
Sony Group Corp.	36,400	921,029
Subaru Corp.	3,400	60,891
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Corp.	6,400	$ 146,034
Sumitomo Electric Industries Ltd.	4,300	71,767
Sumitomo Metal Mining Co. Ltd.	1,400	30,602
Sumitomo Mitsui Financial Group, Inc.	22,000	565,721
Sumitomo Mitsui Trust Group, Inc.	3,800	95,651
Sumitomo Realty & Development Co. Ltd.	1,800	67,632
Suntory Beverage & Food Ltd.	800	26,393
Suzuki Motor Corp.	9,500	116,614
Sysmex Corp.	2,900	55,361
T&D Holdings, Inc.	3,000	64,209
Taisei Corp.	1,000	44,512
Takeda Pharmaceutical Co. Ltd.	9,500	281,568
TDK Corp.	11,700	122,605
Terumo Corp.	7,900	148,647
TIS, Inc.	1,200	33,207
Toho Co. Ltd.	700	34,783
Tokio Marine Holdings, Inc.	10,600	412,370
Tokyo Electron Ltd.	2,600	356,545
Tokyo Gas Co. Ltd.	2,000	63,621
Tokyo Metro Co. Ltd.	1,700	20,659
Tokyu Corp.	3,200	36,026
TOPPAN Holdings, Inc.	1,400	38,272
Toray Industries, Inc.	8,100	55,355
Toyota Industries Corp.	1,000	85,527
Toyota Motor Corp.	56,100	991,696
Toyota Tsusho Corp.	3,900	65,707
Trend Micro, Inc.	700	47,256
Unicharm Corp.	6,900	54,957
West Japan Railway Co.	2,600	50,719
Yakult Honsha Co. Ltd.	1,500	28,543
Yamaha Motor Co. Ltd.	5,500	44,035
Yaskawa Electric Corp.	1,400	35,081
Yokogawa Electric Corp.	1,300	25,371
Zensho Holdings Co. Ltd.	600	32,355
ZOZO, Inc.	2,400	22,987
		21,994,639
Luxembourg - 0.2%
ArcelorMittal SA	2,719	78,543
CVC Capital Partners PLC (B)(C)	1,285	25,492
Eurofins Scientific SE	762	40,647
Tenaris SA	2,362	46,221
		190,903
Macau - 0.0% (A)
Sands China Ltd. (B)	14,400	28,888
Netherlands - 4.5%
ABN AMRO Bank NV (C)	2,677	56,408
Adyen NV (B)(C)	132	202,329
Akzo Nobel NV	984	60,600
Argenx SE (B)	356	210,074
ASM International NV	282	128,505
ASML Holding NV	2,331	1,542,593
BE Semiconductor Industries NV	494	51,626
Euronext NV (C)	450	65,309
EXOR NV	574	52,127
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Ferrovial SE	2,808	$ 125,596
Heineken Holding NV	755	54,642
Heineken NV	1,726	140,739
IMCD NV	347	46,179
ING Groep NV, Series N	18,588	364,163
JDE Peet's NV	1,076	23,525
Koninklijke Ahold Delhaize NV	5,423	202,576
Koninklijke KPN NV	22,811	96,620
Koninklijke Philips NV	4,789	121,919
NN Group NV	1,563	86,974
Prosus NV	8,080	375,390
Qiagen NV (B)	1,255	49,858
Randstad NV	646	26,852
Stellantis NV	12,204	136,881
Universal Music Group NV	4,952	136,740
Wolters Kluwer NV	1,411	219,687
		4,577,912
New Zealand - 0.3%
Auckland International Airport Ltd.	10,336	47,944
Contact Energy Ltd.	4,771	24,842
Fisher & Paykel Healthcare Corp. Ltd.	3,435	65,555
Infratil Ltd.	5,502	32,424
Meridian Energy Ltd.	8,176	25,995
Xero Ltd. (B)	874	85,428
		282,188
Norway - 0.6%
Aker BP ASA	1,778	42,155
DNB Bank ASA	5,277	138,852
Equinor ASA	4,934	130,301
Gjensidige Forsikring ASA	1,247	28,660
Kongsberg Gruppen ASA	512	75,067
Mowi ASA	2,833	52,516
Norsk Hydro ASA	8,194	47,370
Orkla ASA	4,350	47,704
Salmar ASA	344	16,538
Telenor ASA	3,600	51,440
Yara International ASA	911	27,481
		658,084
Poland - 0.0% (A)
InPost SA (B)	1,366	20,048
Portugal - 0.1%
EDP SA	18,029	60,668
Galp Energia SGPS SA	2,408	42,188
Jeronimo Martins SGPS SA	1,671	35,414
		138,270
Singapore - 1.7%
CapitaLand Ascendas, REIT	21,103	41,696
CapitaLand Integrated Commercial Trust, REIT	34,746	53,994
CapitaLand Investment Ltd.	13,294	26,887
DBS Group Holdings Ltd.	11,880	407,975
Genting Singapore Ltd.	34,800	19,310
Grab Holdings Ltd., Class A (B)	14,000	63,420
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Keppel Ltd.	8,500	$ 43,358
Oversea-Chinese Banking Corp. Ltd.	20,160	258,371
Sea Ltd., ADR (B)	2,200	287,078
Sembcorp Industries Ltd.	5,300	24,803
Singapore Airlines Ltd.	8,800	44,330
Singapore Exchange Ltd.	5,000	49,500
Singapore Technologies Engineering Ltd.	9,200	46,204
Singapore Telecommunications Ltd.	44,700	113,375
United Overseas Bank Ltd.	7,500	211,624
Wilmar International Ltd.	11,400	28,268
		1,720,193
Spain - 3.0%
Acciona SA	144	18,847
ACS Actividades de Construccion y Servicios SA	1,048	59,981
Aena SME SA (C)	452	106,041
Amadeus IT Group SA	2,703	207,004
Banco Bilbao Vizcaya Argentaria SA	34,060	464,836
Banco de Sabadell SA	32,918	92,422
Banco Santander SA	89,586	603,533
CaixaBank SA	23,540	183,370
Cellnex Telecom SA (B)(C)	3,124	111,054
EDP Renovaveis SA	1,848	15,397
Endesa SA	1,863	49,354
Grifols SA (B)	1,799	16,016
Iberdrola SA	34,439	556,124
Industria de Diseno Textil SA	6,472	322,253
Redeia Corp. SA	2,377	47,709
Repsol SA	6,937	92,106
Telefonica SA	23,394	110,265
		3,056,312
Sweden - 3.7%
AddTech AB, B Shares	1,619	47,417
Alfa Laval AB	1,750	75,031
Assa Abloy AB, Class B	6,015	180,578
Atlas Copco AB, A Shares	15,965	255,016
Atlas Copco AB, B Shares	9,221	129,667
Beijer Ref AB	2,362	33,227
Boliden AB	1,594	52,303
Epiroc AB, Class A	3,989	80,316
Epiroc AB, Class B	2,285	40,246
EQT AB	2,192	66,841
Essity AB, Class B	3,580	101,712
Evolution AB (C)	926	68,996
Fastighets AB Balder, B Shares (B)	3,910	24,467
H&M Hennes & Mauritz AB, B Shares	3,278	43,237
Hexagon AB, B Shares	12,494	133,558
Holmen AB, B Shares	428	16,949
Industrivarden AB, A Shares	709	26,050
Industrivarden AB, C Shares	942	34,606
Indutrade AB	1,704	47,221
Investment AB Latour, B Shares	814	22,157
Investor AB, B Shares	10,216	304,683
L E Lundbergforetagen AB, B Shares	413	20,694
Lifco AB, B Shares	1,364	48,386
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Nibe Industrier AB, B Shares	9,509	$ 36,168
Saab AB, Class B	1,898	74,628
Sagax AB, Class B	1,405	29,478
Sandvik AB	6,417	134,959
Securitas AB, B Shares	2,923	41,363
Skandinaviska Enskilda Banken AB, Class A (B)	9,500	156,287
Skanska AB, B Shares (B)	1,998	44,098
SKF AB, B Shares (B)	2,134	43,232
Spotify Technology SA (B)	900	495,027
Svenska Cellulosa AB SCA, Class B (B)	3,536	46,655
Svenska Handelsbanken AB, A Shares	8,542	96,538
Swedbank AB, A Shares	4,984	113,508
Swedish Orphan Biovitrum AB (B)	1,149	32,926
Tele2 AB, B Shares	3,286	44,312
Telefonaktiebolaget LM Ericsson, B Shares	16,788	130,623
Telia Co. AB	13,851	50,006
Trelleborg AB, B Shares	1,246	46,341
Volvo AB, A Shares (B)	51	1,492
Volvo AB, B Shares (B)	9,446	277,130
		3,748,129
Switzerland - 10.3%
ABB Ltd.	9,348	482,337
Alcon AG	2,970	281,808
Avolta AG	548	24,005
Baloise Holding AG	248	52,049
Banque Cantonale Vaudoise	182	19,888
Barry Callebaut AG	20	26,488
BKW AG	117	20,464
Chocoladefabriken Lindt & Spruengli AG	6	198,823
Cie Financiere Richemont SA, Class A	3,178	554,770
Coca-Cola HBC AG	1,280	57,971
DSM-Firmenich AG	1,120	110,878
EMS-Chemie Holding AG	39	26,572
Galderma Group AG (B)	485	51,296
Geberit AG	201	125,924
Givaudan SA	55	236,114
Glencore PLC (B)	61,583	225,402
Helvetia Holding AG	227	47,082
Holcim AG	3,094	332,955
Julius Baer Group Ltd.	1,209	83,803
Kuehne & Nagel International AG	293	67,663
Logitech International SA	915	77,533
Lonza Group AG	429	265,023
Nestle SA	15,189	1,534,949
Novartis AG	11,663	1,295,407
Partners Group Holding AG	136	193,555
Roche Holding AG	4,344	1,433,075
Sandoz Group AG	2,467	103,451
Schindler Holding AG	375	116,089
SGS SA	914	91,070
SIG Group AG	1,873	34,631
Sika AG	902	219,713
Sonova Holding AG	305	89,054
STMicroelectronics NV	4,106	90,034
Straumann Holding AG	674	81,597
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swatch Group AG	170	$ 29,316
Swiss Life Holding AG	169	154,180
Swiss Prime Site AG	470	57,678
Swiss Re AG	1,793	305,131
Swisscom AG	156	89,895
Temenos AG	353	27,408
UBS Group AG	19,536	600,040
VAT Group AG (C)	159	57,313
Zurich Insurance Group AG	865	603,777
		10,576,211
United Kingdom - 14.3%
3i Group PLC	5,784	271,967
Admiral Group PLC	1,583	58,445
Anglo American PLC	7,557	211,810
Ashtead Group PLC	2,626	141,979
Associated British Foods PLC	1,951	48,368
AstraZeneca PLC	9,176	1,347,447
Auto Trader Group PLC (C)	5,439	52,593
Aviva PLC	15,670	112,935
BAE Systems PLC	17,954	362,536
Barclays PLC	86,031	323,479
Barratt Redrow PLC	7,748	42,621
BP PLC	95,290	534,715
British American Tobacco PLC	11,745	481,831
BT Group PLC	38,316	82,186
Bunzl PLC	1,955	75,202
Centrica PLC	30,912	59,853
Coca-Cola Europacific Partners PLC	1,247	108,526
Compass Group PLC	10,022	331,490
Croda International PLC	815	30,963
Diageo PLC	13,139	343,357
Entain PLC	3,509	26,512
GSK PLC	24,496	468,123
Haleon PLC	53,609	270,736
Halma PLC	2,295	77,001
Hikma Pharmaceuticals PLC	922	23,292
HSBC Holdings PLC	105,757	1,198,911
Imperial Brands PLC	4,667	172,688
Informa PLC	7,781	78,019
InterContinental Hotels Group PLC	942	101,425
Intertek Group PLC	938	60,993
J Sainsbury PLC	10,832	33,017
JD Sports Fashion PLC	13,869	12,264
Kingfisher PLC	10,593	34,893
Land Securities Group PLC, REIT	4,185	29,828
Legal & General Group PLC	34,395	108,469
Lloyds Banking Group PLC	357,837	335,621
London Stock Exchange Group PLC	2,825	419,589
M&G PLC	13,300	34,260
Marks & Spencer Group PLC	12,201	56,330
Melrose Industries PLC	7,350	45,370
Mondi PLC	2,478	36,965
National Grid PLC	28,890	376,847
NatWest Group PLC	45,748	270,114
Next PLC	692	99,700
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	3,546	$ 56,096
Phoenix Group Holdings PLC	4,054	30,094
Reckitt Benckiser Group PLC	4,091	276,635
RELX PLC	10,992	552,135
Rentokil Initial PLC	14,809	67,205
Rio Tinto PLC	6,662	399,788
Rolls-Royce Holdings PLC (B)	50,268	488,573
Sage Group PLC	6,058	95,113
Schroders PLC	4,819	21,818
Segro PLC, REIT	7,435	66,497
Severn Trent PLC	1,572	51,464
Shell PLC	36,068	1,312,886
Smith & Nephew PLC	5,024	70,650
Smiths Group PLC	2,025	50,813
Spirax Group PLC	455	36,679
SSE PLC	6,638	136,732
Standard Chartered PLC	12,111	179,720
Tesco PLC	39,815	171,295
Unilever PLC	14,658	874,599
United Utilities Group PLC	4,144	54,071
Vodafone Group PLC	121,576	114,235
Whitbread PLC	1,082	34,468
Wise PLC, Class A (B)	4,047	49,677
WPP PLC	6,267	47,623
		14,632,136
Total Common Stocks (Cost $82,543,166)		100,697,101
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG
8.70% (D)	312	23,537
Dr. Ing. h.c. F. Porsche AG
5.01% (C)(D)	664	33,255
Henkel AG & Co. KGaA
2.51% (D)	1,022	81,318
Porsche Automobil Holding SE
7.40% (D)	863	32,499
Sartorius AG
0.35% (D)	148	34,502
Volkswagen AG
9.64% (D)	1,242	126,731
Total Preferred Stocks (Cost $483,833)		331,842
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp.,
1.80% (D), dated 03/31/2025, to be
repurchased at $401,242 on 04/01/2025.
Collateralized by a U.S. Government
Obligation, 0.88%, due 06/30/2026, and
with a value of $409,265.
$ 401,222	$ 401,222
Total Repurchase Agreement (Cost $401,222)	401,222
Total Investments (Cost $83,428,221)	101,430,165
Net Other Assets (Liabilities) - 0.8%	831,616
Net Assets - 100.0%	$ 102,261,781
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	12	06/20/2025	$1,490,419	$1,449,780	$—	$(40,639)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.0%	$13,156,220
Pharmaceuticals	8.6	8,745,045
Insurance	6.1	6,159,614
Oil, Gas & Consumable Fuels	3.6	3,694,963
Capital Markets	3.3	3,349,508
Aerospace & Defense	3.1	3,121,859
Machinery	3.0	3,025,245
Semiconductors & Semiconductor Equipment	2.9	2,969,758
Textiles, Apparel & Luxury Goods	2.6	2,675,525
Food Products	2.6	2,655,825
Automobiles	2.6	2,655,364
Chemicals	2.6	2,612,154
Software	2.5	2,522,939
Metals & Mining	2.4	2,415,857
Electrical Equipment	2.2	2,178,346
Industrial Conglomerates	2.1	2,101,231
Health Care Equipment & Supplies	2.0	2,036,978
Diversified Telecommunication Services	1.9	1,960,804
Trading Companies & Distributors	1.9	1,938,019
Professional Services	1.8	1,800,442
Electric Utilities	1.8	1,771,544
Personal Care Products	1.6	1,648,899
Entertainment	1.6	1,602,378
Beverages	1.5	1,471,314
Hotels, Restaurants & Leisure	1.3	1,335,125
Household Durables	1.2	1,207,807
Consumer Staples Distribution & Retail	1.1	1,151,308
Electronic Equipment, Instruments & Components	1.1	1,138,442
Financial Services	1.1	1,107,834
Real Estate Management & Development	1.0	1,030,064
Multi-Utilities	1.0	1,021,064
Wireless Telecommunication Services	1.0	975,007
Building Products	0.9	914,139
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Broadline Retail	0.9%	$912,146
Specialty Retail	0.9	882,012
Tobacco	0.8	852,419
Construction & Engineering	0.8	832,264
IT Services	0.8	823,278
Biotechnology	0.8	808,260
Automobile Components	0.6	567,465
Household Products	0.6	560,227
Construction Materials	0.5	533,703
Air Freight & Logistics	0.5	523,129
Technology Hardware, Storage & Peripherals	0.4	437,033
Ground Transportation	0.4	424,563
Life Sciences Tools & Services	0.4	422,917
Commercial Services & Supplies	0.4	369,341
Transportation Infrastructure	0.4	360,604
Marine Transportation	0.3	350,628
Industrial REITs	0.3	326,119
Retail REITs	0.3	325,095
Communications Equipment	0.3	289,491
Media	0.3	281,212
Gas Utilities	0.3	267,642
Interactive Media & Services	0.2	244,313
Health Care Providers & Services	0.2	227,555
Independent Power & Renewable Electricity Producers	0.2	220,264
Paper & Forest Products	0.2	217,972
Leisure Products	0.2	176,936
Passenger Airlines	0.1	122,404
Diversified REITs	0.1	121,723
Water Utilities	0.1	105,535
Health Care Technology	0.1	72,737
Office REITs	0.1	62,057
Diversified Consumer Services	0.1	56,096
Energy Equipment & Services	0.0 (A)	46,221
Containers & Packaging	0.0 (A)	34,631
Distributors	0.0 (A)	20,327
Consumer Finance	0.0 (A)	3
Investments	99.6	101,028,943
Short-Term Investments	0.4	401,222
Total Investments	100.0%	$ 101,430,165
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,557,408	$99,139,693	$—	$100,697,101
Preferred Stocks	—	331,842	—	331,842
Repurchase Agreement	—	401,222	—	401,222
Total Investments	$1,557,408	$99,872,757	$—	$101,430,165
LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(40,639)	$—	$—	$(40,639)
Total Other Financial Instruments	$(40,639)	$—	$—	$(40,639)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $1,214,816, representing 1.2% of the
Portfolio's net assets.

(D)	Rate disclosed reflects the yield at March 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica MSCI EAFE Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust